10. Disputed Trade Payable (Details Narrative) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disputed Trade Payable Abstract
Disputed Trade Payable	$ 925,000	$ 925,000	$ 925,000